Supplementary Financial Information (Schedule of Property, Plant and Equipment) (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Property Plant and Equipment [Line Items]
Total assets in service	$ 34,862	$ 33,256	$ 31,029
Less accumulated depreciation	9,225	9,054	8,659
Net of accumulated depreciation	25,637	24,202	22,370
Construction work in progress	1,613	953	557
Held for future use	48	48	27
Property, plant and equipment - net	27,298	25,203	22,954
Distribution [Member]
Property Plant and Equipment [Line Items]
Total assets in service	$ 18,359	$ 17,226	15,994
Composite depreciation rate	2.70%	2.50%
Avg. life	36 years 4 months 24 days	39 years 7 months 6 days
Transmission [Member]
Property Plant and Equipment [Line Items]
Total assets in service	$ 14,462	$ 13,874	13,075
Composite depreciation rate	2.40%	2.90%
Avg. life	42 years 4 months 24 days	34 years 4 months 24 days
Other Assets [Member]
Property Plant and Equipment [Line Items]
Total assets in service	$ 2,041	$ 2,156	$ 1,960
Composite depreciation rate	7.40%	5.90%
Avg. life	13 years 10 months 24 days	17 years